Commitments and Contingencies (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Company entered into employment agreements with the Chief Executive Officer (“CEO”) and the Chief Financial Officer (“CFO”) of the Company effective as of the consummation of the Mergers. The employment agreements with the CEO and the CFO provide for initial base salaries of $540 and $325, respectively, subject to annual discretionary increases. In addition, each executive is eligible to participate in any employee benefit plans adopted by the Company from time to time and is eligible to receive an annual cash bonus based on the achievement of performance objectives. The CEO’s target bonus is 100% of his base salary and the CFO’s target bonus is 75% of her base salary. The employment agreements also provide that each executive is to be granted an option to purchase shares of common stock of the Company (See Note 14 – Stockholders’ Equity).

The employment agreements provide that if the executive is terminated for any reason, he or she is entitled to receive any accrued benefits, including any earned but unpaid portion of base salary through the date of termination, subject to withholding and other appropriate deductions. In addition, in the event the executive resigns for good reason or is terminated without cause (all as defined in the employment agreement) prior to January 1, 2022, subject to entering into a release, the Company will pay the executive severance equal to (i) two times base salary and average bonus for the CEO and (ii) one times base salary and average bonus for the CFO.

On April 30, 2018, the former CFO announced her voluntary resignation from the Company, effective May 11, 2018.

Subsequent to March 31, 2018, the Company entered into an offer letter with the new Chief Financial Officer (the “new CFO”) of the Company. The offer letter provides for an initial base salary of $325 per year subject to annual discretionary increases. In addition, the executive is eligible to participate in any employee benefit plans adopted by the Company from time to time and is eligible to receive an annual cash bonus based on the achievement of performance objectives. The new CFO’s target bonus is 75% of his annual base salary (with a potential to earn a maximum of up to 150% of his target bonus). The offer letter also provides that the executive is to be granted an option to purchase shares of common stock of the Company. He is also being provided with a relocation allowance of $100 which the new CFO will be required to repay if he resigns from the Company or is terminated by the Company for cause within two years of his start date. If he is terminated without cause, he will receive twelve months of his base salary as severance. If he is terminated following a change in control, he is also eligible to receive a pro-rated bonus, if the board of directors determines that the performance objectives have been met. He also was granted an option to purchase shares of common stock of the Company (See Note 14- Stockholders’ Equity).

Director Compensation

The Company’s non-employee members of the board of directors will receive annual cash compensation of $50 for serving on the board of directors, $5 for serving on a committee of the board of directors (other than the Chairman of each of the committees) and $10 for serving as the Chairman of any of the committees of the board of directors.

Legal Proceedings

The Company is a party to numerous legal proceedings that arise in the ordinary course of business. The Company has certain insurance coverage and rights of indemnification. The Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s business, results of operations, financial condition, or cash flows. However, the results of these matters cannot be predicted with certainty and an unfavorable resolution of one or more of these matters could have a material adverse effect on the Company’s business, results of operations, financial condition, and/or cash flows.

Operating Leases

The Company leases various land, office and dealership equipment under non-cancellable operating leases. These leases have terms ranging from 36 months to 4 years and expire through 2022.

Rent expense associated with operating leases was as follows (unaudited):

	Three Months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Rent expense	$507	$509	$586	$394	$963

Transaction Incentive Plan

On January 30, 2017, the Company’s Board of Directors approved the Company’s Transaction Incentive Plan, which provided incentives to eight directors and employees of the Company upon the consummation of a qualifying sale transaction. The Transaction Incentive Plan expires on October 31, 2020. To the extent the proceeds received in a qualifying sale transaction exceed certain specified thresholds (the “Excess Amount”), participants in the Transaction Incentive Plan who met the specified service requirements were entitled to a cash and stock award on the closing date of the qualifying sale transaction equal to their awarded percentage of the Excess Amount. The cash and stock awards were paid from the consideration of the qualifying sale transaction. The Mergers (see Note 3 – Business Combination) represented a qualifying sale transaction that resulted in the payment to plan participants of an aggregate of $1,510 of cash (including amounts held in escrow) and 51,896 shares of Holdings’ common stock with a value of $534 based on the March 15, 2018 closing price of $10.29 per Andina share. As of the date of the Mergers, an additional $250 will be paid in cash and stock upon the release of amounts held in escrow under the Merger Agreement. On May 15, 2018, $40 was released from escrow pursuant to the working capital adjustment.

Lazydays' RV Center Inc [Member]
Commitments and Contingencies

NOTE 13 - COMMITMENTS AND CONTINGENCIES

Employment Agreements and Separation Agreements

Effective October 27, 2016, the Company entered into a separation agreement with a former CEO which entitles him to contractual termination benefits, including all accrued compensation, seven months of post-separation payments, seven months of health insurance continuation and eligibility for certain bonus payments, beginning on his December 1, 2016 termination date. As of December 31, 2017, the Company has paid all post-separation payments to the former CEO.

Effective December 2, 2016, the Company entered into an employment agreement with a new CEO (the “CEO Agreement”) pursuant to which the new CEO will receive an initial base salary of $465 and is eligible for bonus payments upon the attainment of certain performance targets. The CEO Agreement provides for severance benefits such that if the CEO’s employment is terminated by the Company without cause, or by the CEO for Good Reason, as defined, the CEO is entitled to severance salary continuation equal to the annual base salary for twenty-four months following termination (aggregate payments of $930) if the CEO’s employment is terminated before June 30, 2018, or eighteen months following termination (aggregate payments of $697) if the CEO’s employment is terminated on or after June 30, 2018. In addition, upon or following a Change of Control, the termination benefits for this executive officer described above shall be in the form of a lump-sum payment rather than as salary continuation.

Effective December 20, 2016, the Company entered into an at-will employment agreement with its new Vice President of Operations, which provides for a starting base salary of $265 per annum, and has contractual termination benefits pursuant to which the Vice President of Operations is entitled to severance salary continuation for six months (aggregate payments of $132), if he is terminated without cause.

Effective May 10, 2017, the Company entered into a separation agreement with a former CFO which entitles him to contractual termination benefits, including all accrued compensation, twelve months of post-separation payments, twelve months of health insurance continuation and eligibility for certain bonus payments, beginning on his June 30, 2017 termination date. As of December 31, 2017, the Company accrued $155 for the estimated remaining aggregate liability to the former CFO.

Effective June 6, 2017, the Company entered into an agreement with its new CFO, which provides for a starting base salary of $325 per annum, and has contractual termination benefits pursuant to which the CFO is entitled to severance salary continuation for twelve months (aggregate payments of $325), if she is terminated without cause.

Legal Proceedings

The Company is a party to numerous legal proceedings that arise in the ordinary course of business. The Company has certain insurance coverage and rights of indemnification. The Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s business, results of operations, financial condition, or cash flows. However, the results of these matters cannot be predicted with certainty and an unfavorable resolution of one or more of these matters could have a material adverse effect on the Company’s business, results of operations, financial condition, and/or cash flows.

Operating Leases

The Company leases various land, office and dealership equipment under non-cancellable operating leases. These leases have terms ranging from 36 months to 4 years and expire through 2022. Future minimum payments under operating leases are as follows:

Year Ending December 31,
2018	$2,509
2019	2,215
2020	1,741
2021	1,482
2022	15
Total	$7,962

Rent expense on operating leases for the years ended December 31, 2017 and 2016 was $3,026 and $2,953, respectively.

Transaction Incentive Plan

On January 30, 2017, the Company’s Board of Directors approved the Company’s Transaction Incentive Plan, which provides incentives to eight directors and employees of the Company upon the consummation of a qualifying sale transaction. The Transaction Incentive Plan expires on October 31, 2020. To the extent the proceeds received in a qualifying sale transaction exceed certain specified thresholds (the “Excess Amount”), participants in the Transaction Incentive Plan who meet the specified service requirements are entitled to a cash and stock award on the closing date of the qualifying sale transaction equal to their awarded percentage of the Excess Amount. The cash and stock awards will be paid from the consideration of the qualifying sale transaction. The Contemplated Mergers (see Note 3 – Merger Agreement) represented a qualifying sale transaction that, if consummated with no purchase price adjustments, would result in the payment to plan participants an aggregate of approximately $1,510 of cash (including amounts held in escrow) and approximately 51,893 shares of Holdco’s common stock with a value of $454 based on an assumed closing price of $8.75 per Holdco share. An additional $250 will be paid in cash and stock upon the release of amounts held in escrow under the Merger Agreement.